Xtrackers Risk Managed USD High Yield Strategy ETF Annual Fund Operating Expenses - Xtrackers Risk Managed USD High Yield Strategy ETF	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 22, 2026
Xtrackers Risk Managed USD High Yield Strategy ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	0.36%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.30%

[1]	“Acquired Fund Fees and Expenses” reflect the fund’s pro rata share of the fees and expenses incurred by investing primarily in Xtrackers USD High Yield Corporate Bond ETF and any other exchange-traded funds (“ETFs”) advised by DBX Advisors LLC (“DBX”) or money market mutual funds advised by DWS Investment Management Americas, Inc., an affiliate of DBX (each, an “Underlying Fund,” and collectively, the “Underlying Funds”). The impact of Acquired Fund Fees and Expenses is included in the total returns of the fund. Acquired Fund Fees and Expenses are not used to calculate the fund’s net asset value (“NAV”) per share.